CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other (Loss)/Income, Net (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Other Income/ (Loss), net
Foreign exchange (losses)/gains	$ 45.4	₽ 3,155.0	₽ (1,784.0)	₽ (3,834.0)
Gain from sale of equity securities			33.0	157.0
Gain (loss) from repurchases of convertible debt			(6.0)	53.0
Other	(3.4)	(233.0)	291.0	229.0
Total other (loss)/income, net	$ 42.0	₽ 2,922.0	₽ (1,466.0)	₽ (3,395.0)